Consolidated statement of financial position of Aegon N.V. - EUR (€) € in Millions		Dec. 31, 2019	Dec. 31, 2018		Jan. 01, 2018
Assets
Cash and cash equivalents		€ 12,263	€ 8,744	[1]	€ 10,768	[1]
Assets held for sale	[1]				5,249
Investments		145,976	138,625	[1]	136,804	[1]
Investments for account of policyholders		226,374	194,353	[1]	194,063	[1]
Derivatives		11,157	7,615	[1]	5,912	[1]
Investments in joint ventures		1,983	1,745	[1]	1,712	[1]
Investments in associates		363	327	[1]	308	[1]
Reinsurance assets		20,835	20,507	[1]	19,202	[1]
Defined benefit assets		1			55	[1]
Deferred tax assets		193	125	[1]	79	[1]
Deferred expenses		10,804	10,910	[1]	10,135	[1]
Other assets and receivables		8,841	7,954	[1]	10,002	[1]
Intangible assets		1,559	1,727	[1]	1,633	[1]
Assets		440,348	392,633	[1]	395,923	[1]
Financial fixed assets
Cash and cash equivalents		12,263	8,744	[1]	10,768	[1]
Assets		440,348	392,633	[1]	395,923	[1]
Equity and liabilities
Shareholders' Equity		21,850	19,200	[1]	20,266	[1]
Other equity instruments		2,571	3,320	[1]	3,794	[1]
Issued capital and reserves attributable to owners of Aegon N.V.		24,421	22,520	[1]	24,059	[1]
Non-controlling interests		20	22	[1]	20	[1]
Group equity		24,441	22,542	[2]	24,079	[1]
Subordinated borrowings		2,207	1,389	[1]	764	[1]
Trust pass-through securities		136	133	[1]	133	[1]
Insurance contracts		123,454	115,328	[1]	110,848	[1]
Insurance contracts for account of policyholders		135,710	117,113	[1]	122,168	[1]
Investment contracts		18,594	18,048	[1]	16,943	[1]
Investment contracts for account of policyholders		93,826	80,097	[1]	74,434	[1]
Derivatives		11,616	7,230	[1]	7,130	[1]
Borrowings		9,307	12,061	[1]	13,635	[1]
Provisions		214	320	[1]	210	[1]
Defined benefit liabilities		4,360	3,989	[1]	4,005	[1]
Deferred gains		11	12	[1]	13	[1]
Deferred tax liability		1,227	529	[1]	1,021	[1]
Liabilities held for sale	[1]				5,003
Other liabilities		14,819	13,454	[1]	15,208	[1]
Accruals		426	388	[1]	329	[1]
Total equity and liabilities		440,348	392,633	[1]	395,923	[1]
Shareholders' equity
Share capital		323	322
Revaluation account		5,868	3,436
Group equity		24,441	22,542	[2]	24,079	[1]
Other equity instruments		2,571	3,320	[1]	3,794	[1]
Deferred tax liability		1,227	529	[1]	1,021	[1]
Subordinated borrowings		2,207	1,389	[1]	764	[1]
Long-term borrowings		4,338	10,682
Other current liabilities		14,097	13,309
Total liabilities		415,907	370,091	[1]	371,844	[1]
Total equity and liabilities		440,348	392,633	[1]	€ 395,923	[1]
Aegon N.V [member]
Assets
Cash and cash equivalents		1,032	1,231	[3]
Assets		27,838	26,186	[3]
Financial fixed assets
Shares in group companies		25,045	22,143	[3]
Loans to group companies		1,337	2,487	[3]
Investments, Total		26,382	24,630	[3]
Receivables from group companies		112	35	[3]
Other receivables		175	137	[3]
Other current assets		124	137	[3]
Accrued interest and rent		13	16	[3]
Receivables		424	325	[3]
Cash and cash equivalents		1,032	1,231	[3]
Assets		27,838	26,186	[3]
Equity and liabilities
Other equity instruments		2,571	3,320	[3]
Group equity		21,850	19,200	[3]
Subordinated borrowings		1,403	1,389	[3]
Borrowings		1,257	1,292
Provisions			10
Deferred tax liability	[3]		10
Total equity and liabilities		27,838	26,186	[3]
Shareholders' equity
Share capital		323	322	[3]
Paid-in surplus		7,213	7,486	[3]
Revaluation account		6,116	3,540	[3]
Legal reserves - foreign currency translation reserve		426	130	[3]
Legal reserves in respect of group companies		1,703	1,326	[3]
Retained earnings, including treasury shares		7,227	7,536	[3]
Remeasurement of defined benefit plans of group companies		(2,397)	(1,850)	[3]
Net income / (loss)		1,239	710	[3]
Group equity		21,850	19,200	[3]
Other equity instruments		2,571	3,320	[3]
Total equity		24,421	22,520	[3]
Deferred tax liability	[3]		10
Total deferred tax liability	[3]		10
Subordinated borrowings		1,403	1,389	[3]
Long-term borrowings		1,257	1,292	[3]
Non-current liabilities		2,660	2,681	[3]
Short term deposits	[3]		82
Loans from group companies		6	9	[3]
Payables to group companies		484	582	[3]
Other current liabilities		236	271	[3]
Accruals and deferred income		31	31	[3]
Current liabilities		757	975	[3]
Total liabilities		3,417	3,666	[3]
Total equity and liabilities		€ 27,838	€ 26,186	[3]

[1]	Amounts have been restated to reflect voluntary changes in accounting policies related to liability adequacy testing that was adopted by Aegon effective January 1, 2019. Refer to note 2.1.2 Voluntary changes in accounting policies for details about this change.
[2]	See note 2.1.1 for details about the impact of adopting IFRS 16 on Leases and note 2.1.2 for details about the impact of voluntary change in accounting policy on Liability Adequacy Testing
[3]	Amounts have been restated to reflect voluntary changes in accounting policies related to liability adequacy testing that was adopted by Aegon effective January 1, 2019. Refer to note 2.1.2 Voluntary changes in accounting policies in the consolidated notes for details about this change.